Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	$ 2,071,966	$ 2,229,476
Cash and cash equivalents	167,907	88,824	$ 35,429	$ 54,917
Tanker
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	1,904,059	2,114,451
Ship-to-Ship Transfer
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	$ 0	$ 26,201